SIGNIFICANT ACCOUNTING POLICIES - Useful Lives of PP&E (Details)	12 Months Ended
Dec. 31, 2017
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Conversion of mineral resources to mineral reserves, historical data, percent	40.00%
Useful lives of property, plant and equipment	2 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Conversion of mineral resources to mineral reserves, historical data, percent	80.00%
Useful lives of property, plant and equipment	20 years
Computer equipment and software | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	2 years
Computer equipment and software | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	5 years
Vehicles | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	3 years
Vehicles | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	5 years
Mining equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	2 years
Mining equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	14 years
Ancillary facilities
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	20 years